Intangible Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 5,290	$ 5,318	$ 5,747
Less: accumulated depreciation and amortization	(1,885)	(1,842)	(1,712)
Intangible assets, net	3,405	3,476	4,035
Customer Lists [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 3,787	3,825
Customer Relationships [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, gross		$ 3,825	4,201
Minimum [Member] | Customer Lists [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, Useful life	10 years
Minimum [Member] | Customer Relationships [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, Useful life		10 years
Maximum [Member] | Customer Lists [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, Useful life	14 years
Maximum [Member] | Customer Relationships [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, Useful life		14 years
Trademarks [Member]
Indefinite-Lived Intangible Assets [Line Items]
Indefinite lived intangible asset, Useful life	Indefinite life	Indefinite life
Intangible assets, gross	$ 1,503	$ 1,493	$ 1,546